Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of the components of the income tax provision
	For the year ended September 30,
	2022	2021	2020

Current income tax	$354,529	$638,228	$171,377
Deferred income tax	-	21,630	12,649
Total provision for income taxes	$354,529	$659,858	$184,026

Schedule of reconciles the China statutory rates to the Company’s effective tax rate
	For the year ended September 30,
	2022	2021	2020
Income (benefit) expense computed based on PRC statutory rate	$(440,955)	$491,555	$9,615
Tax effect of different tax rates in other jurisdictions	8,384	-	-
Tax effect of unrecognized loss	352,703	-	-
Change in valuation allowance	409,099	100,244	236,503
Non-deductible items and others*	25,298	68,059	(62,092)
Income tax expense	$354,529	$659,858	$184,026

Schedule of financial accounting basis and tax basis of assets and liabilities
	September 30, 2022	September 30, 2021
Deferred tax assets:
Net operating loss carry-forward	$752,944	$439,597
Allowance of doubtful accounts	23,022	-
Valuation allowance	(775,966)	(439,597)
Total deferred tax assets	$-	$-

Schedule of total unrecognized tax benefits
	September 30, 2022	September 30, 2021

Beginning balance	$439,597	$321,371
Change to tax expense in current year	409,099	100,244
Foreign currency translation adjustments	(72,730)	17,982
Ending balance	$775,966	$439,597

Schedule of taxes payable
	September 30, 2022	September 30, 2021

Income tax payable	$2,573,830	$2,475,474
Value-added tax payable	1,135,342	1,107,490
Other taxes payable	136,131	144,094
Total taxes payable	$3,845,303	$3,727,058

Schedule of total unrecognized tax benefits
	For the year ended September 30,
	2022	2021	2020
Balance at beginning of year*	$2,475,474	$1,679,119	$1,433,461
Increase related to current year tax positions	293,960	700,984	170,070
Settlement	-	-	-
Foreign exchange translation effect	(195,604)	95,371	75,588
Balance at end of year	$2,573,830	$2,475,474	$1,679,119